Notes relating to the unaudited condensed consolidated interim statement of financial position (Tables)	6 Months Ended
Jun. 30, 2018
Notes relating to the unaudited condensed consolidated interim statement of financial position
Schedule of Research and development incentive receivables

	Six months ended	Year ended
	June 30,	December 31,
(in thousands of €)	2018	2017
Research and development incentive receivables—current	€301	€158
Research and development incentive receivables—non-current	3,235	3,033
	€3,536	€3,191

Schedule of Restricted cash

	Six months ended	Year ended
	June 30,	December 31,
(in thousands of €)	2018	2017
Non‑current restricted cash
Rental guarantees	€263	€256
Total non‑current	€263	€256
Current restricted cash
Escrow account < 1 year	1,692	1,692
Total restricted cash	€1,955	€1,948

Schedule of Trade and other receivables

	Six months ended	Year ended
	June 30,	December 31,
(in thousands of €)	2018	2017
VAT receivable	€320	€317
Trade receivables	8,907	845
Other receivables	530	750
Interest receivable	248	—
VLAIO grant receivable	193	930
	€10,198	€2,842

Schedule of Cash and cash equivalents

	Six months ended	Year ended
	June 30,	December 31,
(in thousands of €)	2018	2017
Cash equivalents	€48,501	€25,000
Cash and bank balances	92,368	165,867
	€140,869	€190,867

Schedule of Shareholders' capital

Number of shares outstanding on December 31, 2016	20,126,479
U.S. initial public offering on Nasdaq on May 17, 2017	5,865,000
Over-allotment option exercised by underwriters on May 19, 2017	879,750
Exercise of Options on August 24, 2017	5,000
Exercise of Options on September 1, 2017	15,000
Exercise of Options on October 2, 2017	1,400
Exercise of Options on November 7, 2017	950
Exercise of Options on November 14, 2017	4,260
Exercise of Options on November 15, 2017	40,750
Exercise of Options on November 21, 2017	53,092
Exercise of Options on November 22, 2017	7,730
Exercise of Options on December 4, 2017	65,380
U.S. second public offering on Nasdaq on December 13, 2017	4,440,000
Over-allotment option exercised by underwriters on December 14, 2017	666,000
Exercise of Options on December 18, 2017	9,850
Number of shares outstanding on December 31, 2017	32,180,641
Exercise of Options in January 2018	111,727
Exercise of Options in March 2018	113,075
Exercise of Options in April 2018	34,039
Exercise of Options in May 2018	5,900
Exercise of Options in June 2018	5,393
Number of shares outstanding on June 30, 2018	32,450,775

Schedule of Sharebased payment arrangements
	Exercise price	Outstanding	Outstanding
	per stock	stock options on	stock options on
	options	June 30,	December 31,
Expiry date	(in €)	2018	2017
2020	3.95	20,256	36,960
2021	3.95	—	2,850
2023	2.44	297,100	314,593
2024	2.44	117,733	135,890
2024	3.95	6,895	15,692
2024	7.17	415,561	516,100
2024	2.44	26,970	83,820
2025	11.44	39,000	39,000
2025	10.34	3,000	3,000
2025	9.47	228,286	235,514
2026	11.38	53,294	60,000
2026	11.47	266,857	282,310
2026	14.13	334,149	362,126
2027	18.41	118,869	120,536
2027	21.17	637,125	653,825
2023/2028 (1)	€80.82	178,900	—
		2,743,995	2,862,216

(1)	On June 28, 2018, the Group has granted a total of 178,900 stock options. The beneficiary can choose between a contractual term of five or ten years.

Schedule of parameters used in relation to the new grants
Stock options granted in	June 2018
Number of options granted	178,900
Average fair value of options (in EUR)	€37.29
Share price (in EUR)	€72.00
Exercise price (in EUR)	€80.82
Expected volatility	45.50%
Average expected option life (in years) (1)	10
Risk‑free interest rate	0.72%
Expected dividends	—%

(1)

The beneficiary can choose between a contractual term of five or ten years. The average expected option life is currently estimated at ten years. This estimate will be reassessed once the acceptance period of 60 days has passed and the beneficiaries will have made a choice between a contractual term of five or ten years. The total fair value of the grant would range from €4.7 million (100% of the stock options at an expected option life of five years) to €6.7 million (100% of the stock options at an expected option life of ten years).